13001112

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

MAR 27 2013

Washington, DC 20549
CERT NAS
File No. 001-34950

By Electronic Mail

March 27, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on March 20, 2012 The Nasdaq Stock Market (the "Exchange") received from SABRA HEALTH CARE REIT, INC. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

7.125% Series A Cumulative Redeemable Preferred Stock

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery